ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2018
Business Combinations 1 [Abstract]
ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES
ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES

a)Puna Operations Joint Venture

On March 31, 2017, we exercised our option on the Chinchillas project and on May 31, 2017 formed a jointly owned company with Golden Arrow Resources Corporation ("Golden Arrow") called Puna Operations Inc. ("Puna Operations") for the development of the property. The jointly owned company, holding the Pirquitas and Chinchillas properties, is owned 75% by SSR Mining and we are the operator. This transaction is expected to extend the Puna Operations operating life by approximately eight years.

Under the terms of the arrangement we paid the option exercise payment to Golden Arrow of $12,972,000, net of cash acquired.

At May 31, 2017 we recognized an asset of $28,839,000 representing the fair value of the Chinchillas mineral property acquired. In addition, we recognized a non-controlling interest of $18,573,000. As we retain control of Puna Operations, the difference between the carrying value of the assets acquired and liabilities assumed and the non-controlling interest, was recognized in equity attributable to our shareholders, which totalled $1,342,000.

3.	ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES (Continued)

b)Acquisition of Seabee Gold Operation and Goodwill

On May 31, 2016, we completed the acquisition of Claude Resources Inc. and its Seabee Gold Operation. The acquisition was a business combination and has been accounted for in accordance with the measurement and recognition provisions of IFRS 3. IFRS 3 requires that the purchase consideration be allocated to the assets acquired and liabilities assumed in a business combination based upon their estimated fair values at the date of acquisition.

As part of the purchase price allocation, we recognized goodwill of $49,786,000 on the transaction. We performed the annual goodwill impairment test at December 31, 2018. For the purposes of the goodwill impairment test, the recoverable amount of the Seabee Gold Operation, which is considered to be the CGU, has been determined using a FVLCTD calculation, which exceeded VIU. The valuation was based on cash flow projections, which incorporate our estimates of forecast metal prices, foreign exchange rates, production based on current estimates of recoverable Mineral Reserves and Mineral Resources, future exploration potential, future operating costs and capital expenditures. Projected cash flows under the FVLCTD model are after-tax and discounted using an estimated weighted average cost of capital of a market participant adjusted for asset specific risks. Commodity prices are our estimates of the views of market participants, including a long-term gold price of $1,300 per ounce and the long-term foreign exchange rate of $1.25 Canadian/USD $1.00 . The post-tax real discount rates adjusted for asset specific risks used for the impairment assessments was 7.0%. The calculated recoverable amount of the CGU exceeded the carrying value at December 31, 2018, and therefore no impairment charge has been recorded.